Share-based payments	3 Months Ended
Mar. 31, 2023
Share-based payments
Share-based payments

5. Share-based payments

During the three months ended March 31, 2023 and 2022, the Group recognized share-based based payments expenses of EUR 1,578k and EUR 2,273k, respectively, as follows:

Three months ended March 31,

	2022	2023
	EUR k	EUR k
Research and development expenses	189	152
Selling and distribution expenses	67	41
General and administrative expenses	1,978	1,330
Other operating expenses	37	55
Total	2,273	1,578

Expense recognized for the equity-settled programs was as follows:

Three months ended March 31,

Program	2022	2023
	EUR k	EUR k
LTIP Stock Options	1,824	975
RSU Supervisory Board	37	55
New VSOP	103	57
Prior VSOP	92	(51)
LTIP RSUs	216	542
Total	2,273	1,578

On November 16, 2020, CureVac granted 266,155 options to the Chief Scientific Officer (CSO). Furthermore, on December 1, 2020, CureVac granted 266,156 options (in 3 tranches) to the Group’s Chief Business Officer (CBO) and Chief Commercial Officer (CCO). All grants were made at no cost under the terms of a new long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V. As of March 31, 2023, none of the options granted to the CBO/CCO under the LTIP were exercised at that date. The CSO exercised 6,303 options during 2022.

On July 1, 2021, CureVac granted 20,000 options to the Chief Operations Officer (COO). Furthermore, on August 1, 2021, CureVac granted 30,000 options to the Chief Development Officer (CDO). All grants were made at no cost under the terms of the new long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V. As of March 31, 2023, none of the options granted to the COO were exercised at that date. The CDO has left the Group and, under the terms of his LTIP agreement, his options had expired as of December 31, 2022.

On March 1, 2021, CureVac granted 2,000 options to a key employee and on January 1, 2022, CureVac granted 9,500 options to a key employee. All grants were made at no cost under the terms of the new long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V. As of March 31, 2023, none of the options were exercised at that date.

On March 1, 2022, CureVac granted 130,000 options to the Executive Board. All grants were made at no cost under the terms of the new long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V. As of March 31, 2023, none of the options were exercised at that date.

On April 1, 2022, CureVac granted 700 options to a key employee. All grants were made at no cost under the terms of the new long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V. As of March 31, 2023, none of the options were exercised at that date.

The expenses recognized for employee services received under the LTIP Stock Options during the three months ended March 31, 2023, is in an amount of EUR 975k (2022; EUR 1,824k) and is included in general and administrative expenses and selling and distribution expenses.

In 2021, as part of the LTIP program, the group awarded RSUs (restricted stock units) to senior executives as well as supervisory board members. On June 24, 2021, the group awarded 10,956 RSUs to Supervisory Board members and on December 23, 2021, the group awarded 63,095 RSUs to the Executive Board and various key employees. Up to March 31, 2023, 47,424 RSU’s were settled. The related RSU expense is recorded in the functional cost category to which the award recipient’s costs are classified.

On January 01, 2022, CureVac awarded 36,000 RSUs to the Chief Executive Officer (CEO). The related RSU expense is included in general and administrative expenses. For the three months period ended March 31, 2023, all RSUs were settled.

On January 31, 2022, CureVac awarded 5,000 options to the Chief Operations Officer (COO) and 30,000 RSUs to the Chief Business Officer (CBO). The related RSU expense is included in general and administrative expenses.

On June 22, 2022, the group awarded 37,868 RSUs to supervisory board members and 193,340 RSUs to the executive board and various key employees. On November 30, 2022, the group awarded further 7,633 RSU awards to key employees who joined the Group during fiscal 2022. The related RSU expense is recorded in the functional cost category to which the award recipient’s costs are classified. Up to March 31, 2023, 73,056 RSUs were settled.

Effective July 1, 2022 (‘closing date’), CureVac N.V. acquired all shares of Frame Pharmaceuticals B.V., Amsterdam, Netherlands (‘Frame Pharmaceuticals’), now CureVac Netherlands BV. On July 1, 2022, CureVac awarded 89,655 RSUs to the former Frame employees. The related RSU expense is recorded in the functional cost category to which the award recipients’ costs are classified.

The expenses recognized for employee services received under the LTIP RSUs during the three months ended March 31, 2023, is in an amount of EUR 542k (2022: EUR 216k) and is included in research and development expenses, general and administrative expenses and selling and distribution expenses.

The remaining expense of EUR 57k (2022: EUR 103k) results from grants under the New VSOP and the consideration of the Prior VSOP program leads to an earning of EUR 51k (2022: expense of EUR 92k) in the three-month period ended March 31, 2023.

As the CEO left as of March 31, 2023, all remaining unvested awards are subject to accelerated vesting.

Exercise of options

Under the New VSOP plan, 36,516 options were exercised within the first three months of 2023 at a weighted average share price of USD 10.42.